Debt - Credit Facility (Details) - Long-term Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Apr. 29, 2016	Jun. 26, 2015	Nov. 27, 2013
U.S revolving credit facility [Member]
Line of Credit Facility [Line Items]
Credit facility face amount	$ 150,000,000	$ 150,000,000
Credit facility maximum amount	150,000,000	150,000,000
Borrowing availability	96,048,000	115,288,000
Outstanding borrowings	0
Borrowing availability, net of outstanding letters of credit and borrowings	50,104,000	49,524,000
Letters of credit [Member]
Line of Credit Facility [Line Items]
Letter of credit sub-facility amount		110,000,000		$ 110,000,000
Outstanding letters of credit issued	45,944,000	65,764,000
Outstanding borrowings	0	0
Iceland revolving credit facility [Member]
Line of Credit Facility [Line Items]
Credit facility face amount			$ 50,000,000		$ 50,000,000
Credit facility maximum amount	50,000,000	50,000,000
Borrowing availability	50,000,000	50,000,000
Outstanding letters of credit issued	0
Outstanding borrowings	0	0
Borrowing availability, net of outstanding letters of credit and borrowings	$ 50,000,000	$ 50,000,000
Prepayment terms	Any outstanding borrowings may be prepaid without penalty or premium (except incurred breakage costs) in whole or in part.